Revenue - Summary of revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of revenue from contracts with customers [line items]
Sale of Services	$ 510.8	₨ 38,711.2	₨ 33,747.3	₨ 33,841.4
Total revenue from contract with customers	35,848.2	2,717,021.9	2,451,691.1	2,606,635.2
Realised revenue hedges	100.6	7,626.5	(10,540.1)	(50,511.8)
Revenues	35,948.8	2,724,648.4	2,441,151.0	2,556,123.4
Vehicles [member]
Disclosure of revenue from contracts with customers [line items]
Sale of products	29,871.0	2,263,993.8	2,073,997.4	2,239,112.2
Spare Parts [member]
Disclosure of revenue from contracts with customers [line items]
Sale of products	3,797.1	287,792.9	244,181.9	240,994.7
Miscellaneous [member]
Disclosure of revenue from contracts with customers [line items]
Sale of products	$ 1,669.3	₨ 126,524.0	₨ 99,764.5	₨ 92,686.9